Segments	6 Months Ended
Jun. 30, 2025
Segments [Abstract]
Segments

Note 17 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has one operating segment: AR services

The following tables present summary information by segment for the six months ended June 30, 2024 and 2025:

		Total
	AR	June 30,
	services	2024
	RMB	RMB
Revenues	290,815,771	290,815,771
Cost of revenues	203,244,381	203,244,381
Gross profit	87,571,390	87,571,390
Depreciation and amortization	2,413,427	2,413,427
Total capital expenditures	3,294	3,294

		Total	Total
	AR	June 30,	June 30,
	services	2025	2025
	RMB	RMB	USD
Revenues	188,240,855	188,240,855	26,295,764
Cost of revenues	136,145,659	136,145,659	19,018,476
Gross profit	52,095,196	52,095,196	7,277,288
Depreciation and amortization	3,863,369	3,863,369	539,682
Total capital expenditures	528,662,610	528,662,610	73,850,000

Total assets as of:

	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
AR services	2,152,359,764	3,398,611,562	474,759,250
Total assets	2,152,359,764	3,398,611,562	474,759,250

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviewed consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Mainland PRC revenues	239,886,094	142,929,032	19,966,059
Hong Kong revenues	31,038,985	45,311,823	6,329,705
International revenues	19,890,692	-	-
Total revenues	290,815,771	188,240,855	26,295,764